Property, Plant and Equipment - Summary of the Carrying Values of Software, Property, Plant and Equipment (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying amount of assets held under finance leases	£ 34	£ 53
Depreciation on assets held under finance leases	2	10
Net grant deferral	63
Net grant funding		74
Write off of fully depreciated assets	1,900	1,300
Disposals and adjustments, assets held for sale	89
Change in discounting assumptions of lease-end obligations	124
Land and Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying amount of assets held under finance leases	34	42
Depreciation on assets held under finance leases	£ 2	3
Network Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying amount of assets held under finance leases		11
Depreciation on assets held under finance leases		£ 7